Supplementary Information - Condensed Consolidating Financial Information - Condensed Consolidating Statements of Operations (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Sales of natural gas, NGLs and condensate to affiliates									$ 6,269	$ 6,779	$ 13,420
Transportation, storage and processing to affiliates									647	532	517
Trading and marketing (losses) gains, net									(23)	119	88
Total operating revenues	$ 1,983	$ 1,823	$ 1,623	$ 1,464	$ 1,691	$ 1,870	$ 1,849	$ 2,020	6,893	7,430	14,025
Purchases of natural gas and NGLs from affiliates									5,461	5,981	11,828
Operating and maintenance expense									670	732	773
Depreciation and amortization expense									378	377	348
General and administrative expense									292	281	277
Asset impairments									0	912	18
Other (income) expense, net									(65)	10	7
Restructuring costs		13							13	11	0
(Gain) loss on sale of assets, net		(35)							(35)	(42)	7
Total operating costs and expenses									6,714	8,262	13,258
Operating income (loss)	19	92	(12)	80	(466)	57	(463)	40	179	(832)	767
Interest expense, net									(321)	(320)	(287)
Earnings from unconsolidated affiliates									282	184	82
Income from consolidated subsidiaries									0	0	0
Income (loss) before income taxes									140	(968)	562
Income tax (expense) benefit									(46)	102	(11)
Net income (loss)	(39)	89	(21)	65	(382)	24	(491)	(17)	94	(866)	551
Net income attributable to non-controlling interests	(5)	0	(1)	0	(4)	(1)	0	0	(6)	(5)	(4)
Net income (loss) attributable to partners	$ (44)	$ 89	$ (22)	$ 65	$ (386)	$ 23	$ (491)	$ (17)	88	(871)	547
Reportable Legal Entities | Parent Guarantor
Condensed Financial Statements, Captions [Line Items]
Sales of natural gas, NGLs and condensate to affiliates									0	0	0
Transportation, storage and processing to affiliates									0	0	0
Trading and marketing (losses) gains, net									0	0	0
Total operating revenues									0	0	0
Purchases of natural gas and NGLs from affiliates									0	0	0
Operating and maintenance expense									0	0	0
Depreciation and amortization expense									0	0	0
General and administrative expense									0	0	0
Asset impairments										0	0
Other (income) expense, net									0	0	0
Restructuring costs									0	0
(Gain) loss on sale of assets, net									0	0	0
Total operating costs and expenses									0	0	0
Operating income (loss)									0	0	0
Interest expense, net									0	0	0
Earnings from unconsolidated affiliates									0	0	0
Income from consolidated subsidiaries									88	(871)	547
Income (loss) before income taxes									88	(871)	547
Income tax (expense) benefit									0	0	0
Net income (loss)									88	(871)	547
Net income attributable to non-controlling interests									0	0	0
Net income (loss) attributable to partners									88	(871)	547
Reportable Legal Entities | Subsidiary Issuer
Condensed Financial Statements, Captions [Line Items]
Sales of natural gas, NGLs and condensate to affiliates									0	0	0
Transportation, storage and processing to affiliates									0	0	0
Trading and marketing (losses) gains, net									0	0	0
Total operating revenues									0	0	0
Purchases of natural gas and NGLs from affiliates									0	0	0
Operating and maintenance expense									0	0	0
Depreciation and amortization expense									0	0	0
General and administrative expense									0	0	0
Asset impairments										0	0
Other (income) expense, net									0	0	0
Restructuring costs									0	0
(Gain) loss on sale of assets, net									0	0	0
Total operating costs and expenses									0	0	0
Operating income (loss)									0	0	0
Interest expense, net									(321)	(320)	(287)
Earnings from unconsolidated affiliates									0	0	0
Income from consolidated subsidiaries									409	(551)	834
Income (loss) before income taxes									88	(871)	547
Income tax (expense) benefit									0	0	0
Net income (loss)									88	(871)	547
Net income attributable to non-controlling interests									0	0	0
Net income (loss) attributable to partners									88	(871)	547
Reportable Legal Entities | Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Sales of natural gas, NGLs and condensate to affiliates									6,269	6,779	13,420
Transportation, storage and processing to affiliates									647	532	517
Trading and marketing (losses) gains, net									(23)	119	88
Total operating revenues									6,893	7,430	14,025
Purchases of natural gas and NGLs from affiliates									5,461	5,981	11,828
Operating and maintenance expense									670	732	773
Depreciation and amortization expense									378	377	348
General and administrative expense									292	281	277
Asset impairments										912	18
Other (income) expense, net									(65)	10	7
Restructuring costs									13	11
(Gain) loss on sale of assets, net									(35)	(42)	7
Total operating costs and expenses									6,714	8,262	13,258
Operating income (loss)									179	(832)	767
Interest expense, net									0	0	0
Earnings from unconsolidated affiliates									282	184	82
Income from consolidated subsidiaries									0	0	0
Income (loss) before income taxes									461	(648)	849
Income tax (expense) benefit									(46)	102	(11)
Net income (loss)									415	(546)	838
Net income attributable to non-controlling interests									(6)	(5)	(4)
Net income (loss) attributable to partners									409	(551)	834
Consolidating Adjustments
Condensed Financial Statements, Captions [Line Items]
Sales of natural gas, NGLs and condensate to affiliates									0	0	0
Transportation, storage and processing to affiliates									0	0	0
Trading and marketing (losses) gains, net									0	0	0
Total operating revenues									0	0	0
Purchases of natural gas and NGLs from affiliates									0	0	0
Operating and maintenance expense									0	0	0
Depreciation and amortization expense									0	0	0
General and administrative expense									0	0	0
Asset impairments										0	0
Other (income) expense, net									0	0	0
Restructuring costs										0
(Gain) loss on sale of assets, net									0	0	0
Total operating costs and expenses									0	0	0
Operating income (loss)									0	0	0
Interest expense, net									0	0	0
Earnings from unconsolidated affiliates									0	0	0
Income from consolidated subsidiaries									(497)	1,422	(1,381)
Income (loss) before income taxes									(497)	1,422	(1,381)
Income tax (expense) benefit									0	0	0
Net income (loss)									(497)	1,422	(1,381)
Net income attributable to non-controlling interests									0	0	0
Net income (loss) attributable to partners									$ (497)	$ 1,422	$ (1,381)